Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties

A discussion of the Company’s pre-existing transactions with related parties that did not present any change in the six-month period ended June 30, 2025, can be found in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

(a)	Diana Wilhelmsen Management Limited, or DWM:

Management fees charged by DWM for the six-month periods ended June 30, 2025, and 2024, amounted to $480, and $709, respectively. Of the management fees charged by DWM for the six-month period ended June 30, 2025, and 2024, $445 and $555, respectively, are included in “Management fees” and $35 and $154, respectively, are included in “Voyage expenses”, in the accompanying unaudited interim consolidated statements of comprehensive loss. Technical supervision fees and expenses charged by DWM for the six months ended June 30, 2025, amounted to $6 which are included in “Vessel operating expenses” in the accompanying unaudited interim consolidated statement of comprehensive loss. As of June 30, 2025, and December 31, 2024, amounts of $nil and $21, respectively, were due to DWM, included in “Due to related parties” in the accompanying consolidated balance sheets.

(b)	Steamship Shipbroking Enterprises Inc. or Steamship:

For the six-month periods ended June 30, 2025, and 2024, insurance and administrative management fees amounted to $70 and $75, respectively, and are included in “Management fees” in the accompanying unaudited interim consolidated statements of comprehensive loss. For the six-month periods ended June 30, 2025, and 2024, aggregate brokerage fees amounted to $1,317 and $1,207, respectively. Of the brokerage fees charged by Steamship for the six-month periods ended June 30, 2025, and 2024, $900 and $900, respectively, are included in “General and administrative expenses”, $70 and $307, respectively, are included in “Voyage expenses”, and $347 and $nil, are included in “Loss on sale of vessels” in the accompanying unaudited interim consolidated statements of comprehensive loss (Note 5).

For the six-month periods ended June 30, 2025, and 2024, accrued performance bonuses of $112 and $114, respectively, are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive loss. As of June 30, 2025, and December 31, 2024, there was an amount of $326 and $436, respectively, due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets, regarding outstanding service fees and also resulting from amounts paid by Steamship on behalf of the Company.

(c)	Altair Travel Agency S.A. (“Altair”):

Travel expenses charged by Altair for the six months ended June 30, 2025, and 2024, amounted to $26 and $23, respectively, and are mainly included in “Vessel operating expenses” and “Deferred charges, net” in the accompanying unaudited interim consolidated financial statements.

(d)	Sea Transportation Inc. (“START”)

For the six-month periods ended June 30, 2025, and 2024, aggregate commercial service fees amounted to $150 and $nil, respectively, of which $96 are included in “Voyage expenses” and $54 are included in “Management fees” in the accompanying 2025 unaudited interim consolidated statement of comprehensive loss. As of June 30, 2025, and December 31, 2024, there was an amount of $4 and $1, respectively, due to START, included in “Due to related parties” in the accompanying consolidated balance sheets.

(e)	Support Agreement with Sphinx Investment Corp (“Sphinx”)

On May 17, 2024, the Company entered into a support agreement with Sphinx, a company affiliated with Mr. George Economou who, as of the date of the agreement owned 14.1% of the Company’s outstanding common stock (the “Support Agreement”). The Support Agreement was unanimously approved by the Company’s Board. Pursuant to the Support Agreement, Sphinx has agreed to withdraw its shareholder proposals and director nominations contained in its prior notice delivered to the Company in respect of the Company’s 2024 Annual Meeting of Shareholders, held on May 17, 2024, and to commit to voting in favor of the Board’s slate of recommended directors and with respect to certain other proposals at each Company shareholder meeting through the 2029 annual meeting of the Company’s shareholders. In addition, Sphinx and the Company have agreed on a non-binding basis to a structure for the provision by Mr. Economou of strategic advice to the Board with respect to future opportunities for creating shareholder value. In exchange for Sphinx’s support and for the reimbursement of certain of its out of pocket and other expenses, the Company agreed to pay Sphinx a non-refundable sum of $6,750 which is presented in “Support Agreement costs” in the accompanying unaudited interim consolidated statement of comprehensive loss for the six-month period ended June 30, 2024. Pursuant to the Support Agreement, the Company agreed not to convert, among other securities, preferred shares held by its directors and officers into common shares from the time of the execution of the Support Agreement to the first anniversary thereof (i.e. May 17, 2025). The agreement also includes customary standstill provisions, mutual releases, and non-disparagement terms, among others.